Trade and other payables (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	R 98,094	R 79,892
Accruals	176,963	152,323
Revenue received in advance	66,120	62,990
Value added taxes	6,646	6,624
Other	2,696	7,281
Trade and other payables	R 350,519	R 309,110